Consolidated statements of operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 344,980	$ 149,586	$ 768,353	$ 547,679
Operating costs and expenses:
Cost of revenues, exclusive of depreciation, depletion and amortization	232,599	118,306	570,122	432,570
Depreciation, depletion and amortization	44,216	35,461	140,687	150,662
(Gain) loss on disposal of assets, net	(154)	2,207	9,777	8,447
Selling, general, and administrative	34,127	13,778	65,592	51,014
Total operating costs and expenses	310,788	169,752	786,178	642,693
Operating income (loss)	34,192	(20,166)	(17,825)	(95,014)
Other (expense) income:
Interest expense, net	(9,272)	(6,035)	(25,788)	(23,276)
Loss on extinguishment of debt	(8,273)	0	(515)
Other (expense) income	8,231	187	(111)	324
Income (loss) before income tax provision	24,878	(26,014)	(43,724)	(117,966)
Income tax (provision) benefit	(752)	25	186	(582)
Net income (loss)	24,126	(25,989)	(43,538)	(118,548)
Net income (loss) attributable to noncontrolling interests	(416)	(9)	(1,118)	(1,143)
Net income (loss) attributable to ProFrac Holdings, LLC	23,710	(25,998)	(42,420)	(117,405)
Other comprehensive (loss) income	(136)	6	(56)	0
Comprehensive income (loss)	23,574	(25,992)	(42,476)	(117,405)
Less: Other comprehensive (loss) income attributable to noncontrolling interests	(34)	2	(14)	0
Comprehensive income (loss) attributable to ProFrac Holdings, LLC	$ 23,608	$ (25,994)	$ (42,462)	$ (117,405)